Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
11. Debt
Convertible Notes
Convertible Notes—Related Party
During 2022 and 2023, the Company issued subordinated convertible promissory notes to related parties Alco Investment Company (“Alco”), Mason Ward, DNX, and William Bryant. Alco held approximately 5% of the issued equity of the Company, through its ownership of Series A preferred stock. DNX held in excess of 5% of the issued equity of the Company, through its ownership of Series A preferred stock. William Bryant became a member of the Board of Directors upon completion of the Merger. The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).
During the quarter ending March 31, 2023, the Company recorded a $707,000 debt discount upon issuance of additional Related Party Convertible Notes. For the three months ended March 31, 2023, interest expense on the Related Party Convertible Notes totaled $383,284, comprised of $90,422 of contractual interest and $292,862 for the amortization of the discount.
March 2023 Amendment
In March 2023, the Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC
470-60,
Troubled Debt Restructurings, and ASC
470-50,
Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.
Convertible Notes—Third Party
During 2022 and 2023, the Company issued additional subordinated convertible notes (the “Third Party Convertible Notes”). The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).

For the three months ended March 31, 2023, interest expense on the Third Party Convertible Notes totaled $151,624, comprised of $34,717 of contractual interest and $116,907 for the amortization of the discount.
March 2023 Amendment
In March 2023, the Third Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC
470-60,
Troubled Debt Restructurings, and ASC
470-50,
Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.
The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)

Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)

Total convertible notes and accrued interest	$—	$—

Promissory Notes
Promissory Notes—Related Party
On August 30, 2023, the Company issued a subordinate promissory note (“Alco August Promissory Note”) in the aggregate principal amount of $150,000 to Alco Investment Company, a related party. Alco held its ownership of over 10% of the issued equity of the Company, through its ownership of Series A preferred stock. The Alco August Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 29, 2024. The Company recorded a $3,711 debt discount upon issuance of the Alco August Promissory Note. For the three months ended March 31, 2024, interest expense on the Alco August Promissory Note totaled $5,449, comprised of $2,991 of contractual accrued interest and $2,458 for the amortization of the discount. As of March 31, 2024 and December 31, 2023, $150,000 of principal and $7,035 and $4,044, respectively, of accrued interest is outstanding under the Alco August Promissory Note recorded in note payable—related party on the balance sheets.
On September 13, 2023, the Company issued a subordinate promissory note (“Alco September Promissory Note”) in the aggregate principal amount of up to $1,500,000 to Alco Investment Company, a related party. The Alco September Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on September 30, 2024. The Company recorded $8,588 of debt issuance costs and a $638,808 debt discount upon issuance of the Alco September Promissory Note, relating to the share transfer agreements, see below. For the three months ended March 31, 2024, interest expense on the Alco September Promissory Note totaled $91,563, comprised of $29,918 of contractual accrued interest and $61,645 for the amortization of the discount. As of March 31, 2024 and December 31, 2023, $1,500,000 of principal and $60,493 and $30,575, respectively, of accrued interest is outstanding under the Alco September Promissory Note recorded in note payable—related party on the balance sheets.

On November 16, 2023, the Company issued a subordinate promissory note (“Alco November Promissory Note”) in the aggregate principal amount of up to $750,000 to Alco Investment Company, a related party. The Alco November Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 13, 2024. The Company recorded a $363,905 debt discount upon issuance of the Alco November Promissory Note relating to the share transfer agreements, see below. For the three months ended March 31, 2024, interest expense on the Alco November Promissory Note totaled $248,285, comprised of $14,959 of contractual accrued interest and $233,326 for the amortization of the discount. As of March 31, 2024 and December 31, 2023, $750,000 of principal and $22,356 and $7,397, respectively, of accrued interest is outstanding under the Alco November Promissory Note recorded in note payable—related party on the consolidated balance sheets.
On December 13, 2023, the Company issued a subordinate promissory note (“Alco December Promissory Note”) in the aggregate principal amount of up to $2,000,000 to Alco Investment Company, a related party. The Alco December Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on December 31, 2024. The Company recorded a $1,496,252 debt discount upon issuance of the Alco December Promissory Note, relating to the share transfer agreements, see below. For the three months ended March 31, 2024, interest expense on the Alco December Promissory Note totaled $232,216, comprised of $39,890 of contractual accrued interest and $192,326 for the amortization of the discount. As of March 31, 2024 and December 31, 2023, $2,000,000 of principal and $47,780 and $7,890, respectively, of accrued interest is outstanding under the Alco December Promissory Note recorded in note payable—related party on the consolidated balance sheets.
In connection with the issuances of the Alco September, November, and December Promissory Notes, the Company, 7GC and the Sponsor entered into share transfer agreements (the “Alco Share Transfer Agreements”) with Alco Investment Company. Pursuant to which for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an
180-day
lock-up
period upon issuance of the shares.
For the Alco Share Transfer Agreements, the Company considered the guidance under ASC 815, Derivatives and Hedging, and determined that the Investor Shares underlying each of the Share Transfer Agreements described above, met the definition of a freestanding financial instrument and are not precluded from being considered indexed to the Company’s common stock. The Company determined that these shares represent a freestanding equity contract issued to the lender, resulting in a discount recorded on the notes when they are issued.
Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized if the contracts continue to be classified in equity. The measurement of fair value was determined utilizing various put option models in estimating the discount lack of marketability (the “DLOM”) applied to the public share price as the shares underlying each of the Share Transfer Agreements are subject to a lock-up
period pursuant to each agreement, to estimate the fair value of the shares transferred. Option pricing models assume that the cost to purchase a stock option relates directly to the measurement of the DLOM. The logic behind these models is that investors may be able to quantify this price risk, due to lack of marketability, over a particular holding period where price volatility is usually estimated as a proxy for risk. The inputs and assumptions utilized in the fair value estimation included the Company’s stock price on the measurement date, a DLOM as described above, the number of shares pursuant to each Share Transfer Agreement, and a probability weighted factor for the Company’s expected percentage of completing its Business Combination, at each Share Transfer Agreement date.

For the Alco September Promissory Note, of which $1,000,000 was drawn on September 13, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 272 days (approximately 0.77 years) measured from the date of issuance of the $1,000,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.3%. The put option models provided a DLOM range of 10.7% to 16.0% and the concluded DLOM was estimated to be 12.5%. The Company’s expected percentage of completing the Merger on this date was 80%.
For the remaining $500,000 drawn on the Alco September Promissory Note on October 3, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 252 days (approximately 0.72 years) measured from the date of issuance of the remaining $500,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 52.0%; and a risk-free rate commensurate with the term of 5.4%. The put option models provided a DLOM range of 10.0% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 80%.
For the Alco November Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 208 days (approximately 0.60 years) measured from the issuance date of the November Note through the issuance of the shares under the November 2023 Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 9.5% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 100%.
For the Alco December Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 180 days (approximately 0.49 years) measured from the issuance date of the December Note through the issuance of the shares under the December 2023 Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 47.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 7.5% to 12.0% and the concluded DLOM was estimated to be 9.0%. The Company’s expected percentage of completing its Business Combination on this date was 100%.
Promissory Notes—7GC
The Company assumed two promissory notes in connection with the Merger which remained outstanding as of December 31, 2023. On February 9, 2024, the $2,540,091 balance was converted into 890,611 shares the Company’s Class A Common Stock pursuant to the terms in the 7GC Promissory Notes.
Promissory Note—GEM
On December 14, 2023, the Company and GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) agreed to terminate in its entirety the GEM Agreement, pursuant to which GEM was to purchase from the Company shares of common stock having an aggregate value up to $100,000,000 and the Company was required to make and execute a warrant (“GEM Warrant”). The Company’s obligation to issue the GEM Warrant remained, granting GEM the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon. Due to the determination of the final terms of the planned
$2.0 million convertible debenture having not been finalized, nor the final agreement related to the convertible debenture having been executed, as of December 31, 2023, the Company recognized, concurrent with the close of the merger, a liability for the GEM commitment fee, along with a corresponding GEM commitment fee expense, in the amount of $2.0 million.
On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory zero coupon note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”). The Company paid GEM the $1.2 million in cash in February 2024.
The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 2,000,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note.
As of March 31, 2024, the Company has issued an aggregate of 139,470 shares of Class A Common Stock to GEM in lieu of monthly payment obligations and the remaining balance of the GEM Promissory Note as of March 31, 2024 is $900,000 recorded in the Convertible Notes line on the Consolidated Balance Sheets.
Convertible Promissory Notes (Yorkville)
On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“Yorkville”), (refer to
Note 15—Equity
for further details), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3,500,000, $2,000,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “December Yorkville Convertible Note”). The Company received net proceeds of $1,800,000 after a non-cash
original issue discount of $200,000.
On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of convertible promissory notes allowed to be issued under SEPA by $1,000,000 (the “Additional
Pre-Paid
Advance Amount”), for an aggregate principal amount of $4,500,000 to be advanced by Yorkville to the Company in the form of convertible promissory notes. On February 5, 2024 in exchange for a promissory note in the principal amount of $1,000,000 (the “February Yorkville Promissory Note”), with the same terms as the December Yorkville Convertible Note, the Company received net proceeds of $900,000 after a non-cash
original issue discount of $100,000.
On March 26, 2024, the Company, in exchange for a convertible promissory note with a principal amount of $1,500,000 (the “March Yorkville Promissory Note”), together with the December Yorkville Convertible Note and February Yorkville Promissory Note (the” Yorkville Promissory Notes”), received net proceeds of $1,250,000 after a non-cash
original issue discount of $250,000 from Yorkville.
The Yorkville Convertible Notes have a maturity date of June 14, 2024, and accrue interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of March 31, 2024, no events of default have occurred.

Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 15). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A common stock outstanding after giving effect to such conversion.
Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A common stock is less than the Fixed Price.
Upon the occurrence of certain triggering events, as defined in the Yorkville Convertible Notes agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Convertible Notes, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date.
During January 2024, the Company’s stock price per share fell below the then in effect Floor Price (as defined in the Standby Equity Purchase Agreement disclosure in Note 15) of $2.00 for five trading days during a period of seven consecutive trading days (an Amortization Event under the terms of the December Yorkville Convertible Note agreement), thus triggering amortization payments under the terms of the December Yorkville Convertible Note. On January 24, 2024, Yorkville agreed to waive the Amortization Event trigger, prior to the date upon which any amortization payment would have been required. As discussed in the definitions below, the Floor Price was reset on February 14, 2024, in conjunction with the effective date of the Company’s Registration Statement, at a price of $0.294 per share of Common Stock, thus curing the Amortization Event condition.
During the three months ending March 31, 2024, $500,000 of principal under the December Yorkville Convertible Note was converted into 788,211 Class A Common stock of the Company and the full principal amount of $1,000,000 under the February Yorkville Convertible Note was converted into 1,445,524 Class A Common stock of the Company.
As of March 31, 2024 and December 31, 2023, the principal amount outstanding under the Yorkville Convertible Notes was $3,000,000 and $2,000,000, respectively. During the three months ended March 31, 2024, the Company recorded interest expense of $0 in connection with the Yorkville Convertible Notes.
The Yorkville Convertible Notes are required to be measured at fair value pursuant to ASC 480
Distinguishing Liabilities from Equity
(“ASC 480”) at the date of issuances and in subsequent reporting periods, due to the variable share-settled feature described above in which, if converted, the value to be received by Yorkville fluctuates based on something other than the fair value of the Company’s common stock. The fair value of the Yorkville Convertible Notes as of March 31, 2024 and December 31, 2023 was $3,064,000 and $1,766,000, respectively. The Company used a Monte Carlo simulation model in order to determine the Yorkville Convertible Note’s fair value at December 31, 2023, with the following inputs: the fair value of the Company’s common stock of $1.88 on December 31, 2023, estimated equity volatility of 71%, the time to maturity of 0.46 years, a discounted market interest rate of 14%, a risk free rate of 5.28%, and probability of optional redemption 10.0%.
During the three months ended March 31, 2024, the Company recorded a loss of $544,000 related to the change in fair value of the Yorkville Convertible Notes liability. The Company used a Monte Carlo simulation model in order to determine the Yorkville Convertible Note’s fair value at March 31, 2024, with the following inputs: the fair value of the Company’s common stock of $0.61 on March 31, 2024, estimated equity volatility of 106%, the time to maturity of 0.21 years, a discounted market interest rate of 16.5%, a risk free rate of 5.46%, and probability of optional redemption 75.0%.

Term and Convertible Notes (CP BF)
During 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) comprised of a Term Note and a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind
(“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date.
For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
The effective interest rate for the Term Note was 16% for three months ended March 31, 2024 and 2023. For the three months ended March 31, 2024, interest expense on the Term Note totaled $292,327, comprised of $266,348 of contractual interest and $25,979 for the amortization of the discount. For the three months ended March 31, 2023, interest expense on the Term Note totaled $278,164, comprised of $259,443 of contractual interest and $18,721 for the amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the three months ended March 31, 2024 and 2023. For the three months ended March 31, 2024, interest expense on the Convertible Notes totaled $116,411, comprised of $108,596 of contractual interest and $7,815 for the amortization of the discount. For the three months ended March 31, 2023, interest expense on the Convertible Notes totaled $98,432, comprised of $91,860 of contractual interest and $6,572 for the amortization of the discount.
The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
The following table presents the CP BF convertible notes as of March 31, 2024:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(34,531)

Carrying value of the CB BF convertible notes	1,786,814
Accrued interest	1,023,075

Total CB BF convertible notes and accrued interest	$2,809,889

The following table presents the CP BF convertible notes as of December 31, 2023:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(41,983)

Carrying value of the CB BF convertible notes	1,779,362
Accrued interest	914,479

Total CB BF convertible notes and accrued interest	$2,693,841

The following table presents the CP BF term note as of March 31, 2024:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(107,011)

Carrying value of the CB BF term note	6,392,989
Accrued interest	555,721

Total CB BF term note and accrued interest	$6,948,710

The following table presents the CP BF term note as of December 31, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(129,586)

Carrying value of the CB BF term note	6,370,414
Accrued interest	289,373

Total CB BF term note and accrued interest	$6,659,787

14. Debt
Convertible Notes
Convertible Notes—Related Party
On March 21, 2022, the Company issued a subordinated convertible promissory note (“Old Alco Note”) for a principal sum of $2,000,000 to Alco Investment Company (“Alco”), a related party. Alco held approximately 5% of the issued equity of the Company, through its ownership of Series A preferred stock. The Old Alco Note bore interest at a rate of 15% per annum until exchanged. The outstanding principal and accrued interest were due and payable on December 31, 2023 (“Original Maturity Date”), provided that, Alco could elect to extend the Original Maturity Date up to two times by additional
12-month
increments by delivering written notice to the Company prior to the Original Maturity Date of such election. The outstanding principal and interest under the Old Alco Note was, at the Holder’s election, either (i) effective upon the closing of an Equity Financing (as defined in the agreement), to be converted into shares of the same series of preferred stock of the Company issued to other investors in the Equity Financing (the “Equity Financing Securities”) at a conversion price equal to 85% of the price per share of Equity Financing Securities paid by the other investors in the Equity Financing, with any resulting fraction of a share rounded to the nearest whole share (with 0.5 being rounded up) (the “Conversion Option”) or (ii) immediately prior to the closing of an Equity Financing, become due and payable in cash.
The embedded redemption put feature upon an Equity Financing is not clearly and closely related to the debt host instrument, was separated from the debt host and initially measured at fair value. Subsequent changes in fair value of the feature are recognized in the Consolidated Statement of Operations. The fair value (see
Note 8—Fair Value Measurements
) of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative.
Discounts to the principal amounts were included in the carrying value of the Old Alco Note and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $151,000 debt discount upon issuance of the Old Alco Note. For the year ended December 31, 2022, interest expense on the Old Alco Note totaled $124,621, comprised of $100,274 of contractual interest and $24,347 for the amortization of the discount. The effective interest rate was 20% prior to the exchange of the Old Alco Note as noted below.
On July 19, 2022, the Company and Alco entered into an exchange agreement whereby Alco and the Company agreed to the cancellation of the Old Alco Note in exchange for the issuance of a new subordinated convertible promissory note in the principal amount of $2,101,744 (representing the principal amount plus accrued interest under the Old Alco Note) (the “New Alco Note”). In accordance with ASC 470
Debt
, the Company treated the Old Alco Note as extinguished and recognized a loss on debt extinguishment of $56,653, determined by the sum of the fair value of the New Alco Note in excess of the carrying value of the Old Alco Note less the bifurcated embedded derivative liability at the time of the modification.

Between July and September 2022, the Company issued additional subordinated convertible notes (together with the New Alco Note, the “2022 Related Party Convertible Notes”) for an aggregate amount of $4,200,538 to related parties Alco, Mason Ward and DNX. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Related Party Convertible Notes, the “Related Party Convertible Notes”) for an aggregate amount of $2,583,000 to related parties Alco, Mason Ward, DNX and William Bryant. DNX held in excess of 5% of the issued equity of the Company, through its ownership of Series A preferred stock. William Bryant will become a member of the Board of Directors upon completion of the Merger. The Related Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see
Note 8—Fair Value Measurements
).
Discounts to the principal amounts are included in the carrying value of the Related Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $1,311,025 debt discount upon issuance of the above described Related Party Convertible Notes, which is comprised of $1,292,777 related to the bifurcated derivative and $18,248 of debt issuance costs. During the year ended December 31, 2023, the Company recorded a $1,126,451 debt discount upon issuance of additional Related Party Convertible Notes. For the year ended December 31, 2023, interest expense on the Related Party Convertible Notes totaled $2,307,013, comprised of $464,071 of contractual interest and $1,842,942 for the amortization of the discount.
March 2023 Amendment
In March 2023, the 2022 Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC
470-60,
Troubled Debt Restructurings, and ASC
470-50,
Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

Conversion of Related Party Convertible Notes
On December 14, 2023, all outstanding principal and accrued interest, net of the remaining debt discount, related to the Related Party Convertible Notes, totaling $7,271,368 converted into

1,146,435 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.
Convertible Notes—Third Party
Between July and September 2022, the Company issued additional subordinated convertible notes (the “2022 Third Party Convertible Notes”) for an aggregate amount of $1,761,206 to third-party creditors. Between March and September 2023, the Company issued additional subordinate convertible notes (together with the 2022 Third Party Convertible Notes, the “Third Party Convertible Notes”) for an aggregate amount of $1,435,000 to third-party creditors. The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement) at a conversion price equal to the lesser of (i) 80% of the per share price paid by the cash purchasers of such Qualified Financing Securities (as defined in the agreement) in the Qualified Financing, or (ii) the conversion price obtained by dividing $50,000,000 by the Fully Diluted Capitalization (as defined in the agreement). If not sooner converted or prepaid, the Convertible Notes are payable no later than the earlier of (a) the written demand by the holders of a majority-in-interest
of the Notes then outstanding on or after September 1, 2023, (b) consummation of a Liquidity Event (as defined in the agreement), or (c) the written demand by the Majority Holders (as defined in the agreement) after an Event of Default (as defined in the agreement) has occurred. In the event of a Liquidity Event (as defined below) while this Note is outstanding, immediately prior to the closing of such Liquidity Event and in full satisfaction of this Note, an amount equal to the greater of (a) the Outstanding Amount, or (b) two times (2x) the principal amount of this Note then outstanding shall become immediately due and payable in cash.
The embedded redemption put feature upon an Equity Financing and the optional redemption upon a Liquidity Event at a substantial premium are not clearly and closely related to the debt host instrument, were separated and bundled together, assigned probabilities of being affected and initially measured at fair value. Subsequent changes in fair value of the feature will be recognized in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (see
Note 8—Fair Value Measurements
).
Discounts to the principal amounts are included in the carrying value of the Third Party Convertible Notes and amortized to interest expense over the contractual term of the underlying debt. During 2022, the Company recorded a $548,871 debt discount upon issuance of the Third Party Convertible Notes, which is comprised of $541,223 related to the bifurcated derivative and $7,648 of debt issuance costs. During the year ended December 31, 2023, the Company recorded a $559,390 debt discount upon issuance of additional Third Party Convertible Notes. For the year ended December 31, 2023, interest expense on the Third Party Convertible Notes totaled $1,063,093, comprised of $188,059 of contractual interest and $875,034 for the amortization of the discount.
March 2023 Amendment
In March 2023, the 2022 Related Party Convertible Notes were amended to extend the maturity to December 31, 2023. The Company evaluated the terms of the First Amendment in accordance with ASC
470-60,
Troubled Debt Restructurings, and ASC
470-50,
Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate on the First Amendment. Accordingly, the Company accounted for the First Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the First Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.

Conversion of Third Party Convertible Notes
On December 14, 2023, all outstanding principal and accrued interest, net of the remaining debt discount, related to the Third Party Convertible Notes, totaling $3,346,232 converted into 529,867 shares the Company’s Class A Common Stock pursuant to the close of the Merger Agreement and application of the exchange ratio.
The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)

Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)

Total convertible notes and accrued interest	$—	$—

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,200,538	$1,761,206
Debt discount, net	(849,656)	(398,034)

Carrying value of the convertible notes	3,350,882	1,363,172
Accrued interest	155,626	45,654

Total convertible notes and accrued interest	$3,506,508	$1,408,826

Promissory Notes
Promissory Notes—Related Party
On August 30, 2023, the Company issued a subordinate promissory note (“Alco August Promissory Note”) in the aggregate principal amount of $150,000 to Alco Investment Company, a related party. Alco held its ownership of over 10% of the issued equity of the Company, through its ownership of Series A preferred stock. The Alco August Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 29, 2024. The Company recorded a $3,711 debt discount upon issuance of the Alco August Promissory Note. For the year ended December 31, 2023, interest expense on the Alco August Promissory Note totaled $4,494, comprised of $4,044 of contractual accrued interest and $450 for the amortization of the discount. As of December 31, 2023, $150,000 of principal and $4,044 of accrued interest is outstanding under the Alco August Promissory Note recorded in note payable—related party on the balance sheets.
On September 13, 2023, the Company issued a subordinate promissory note (“Alco September Promissory Note”) in the aggregate principal amount of up to $1,500,000 to Alco Investment Company, a related party. The Alco September Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on January 10, 2024. The Company recorded $8,588 of debt issuance costs and a $638,808 debt discount upon issuance of the Alco September Promissory Note, relating to the share transfer agreements, see below. For the year ended December 31, 2023, interest expense on the Alco September Promissory Note totaled $478,815, comprised of $30,575 of contractual accrued interest and $448,240 for the amortization of the discount. As of December 31, 2023, $1,500,000 of principal and $30,575 of accrued interest is outstanding under the Alco September Promissory Note recorded in note payable—related party on the balance sheets.

In connection with the issuance of the Alco September Promissory Note, the Company, 7GC and the Sponsor entered into a share transfer agreement (the “Alco October Share Transfer Agreement”) with Alco Investment Company, pursuant to which for each $10.00 in principal borrowed under the Alco September Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to
150,000
. Pursuant to the Alco October Share Transfer Agreement, the shares are subject to an
180
-day
lock-up
period upon issuance of the shares.
On November 16, 2023, the Company issued a subordinate promissory note (“Alco November Promissory Note”) in the aggregate principal amount of up to $750,000 to Alco Investment Company, a related party. The Alco November Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on April 13, 2024. The Company recorded a $363,905 debt discount upon issuance of the Alco November Promissory Note relating to the share transfer agreements, see below. For the year ended December 31, 2023, interest expense on the Alco November Promissory Note totaled $94,005, comprised of $7,397 of contractual accrued interest and $86,608 for the amortization of the discount. As of December 31, 2023, $750,000 of principal and $7,397 of accrued interest is outstanding under the Alco November Promissory Note recorded in note payable—related party on the consolidated balance sheets.
In connection with the issuance of the Alco November Promissory Note, the Company, 7GC and the Sponsor entered into a share transfer agreement (the “November 2023 Share Transfer Agreement”) with Alco Investment Company, pursuant to which for each $10.00 in principal borrowed under the Alco November Promissory Note, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to 75,000. Pursuant to the November 2023 Transfer Agreement, the shares are subject to an
180-day
lock-up
period upon issuance of the shares.
On December 13, 2023, the Company issued a subordinate promissory note (“Alco December Promissory Note”) in the aggregate principal amount of up to $2,000,000 to Alco Investment Company, a related party. The Alco December Promissory Note bears interest at a rate of 8% per annum. The outstanding principal and accrued interest are due and payable on December 31, 2024. The Company recorded a $1,496,252 debt discount upon issuance of the Alco December Promissory Note, relating to the share transfer agreements, see below. For the year ended December 31, 2023, interest expense on the Alco December Promissory Note totaled $39,087, comprised of $7,890 of contractual accrued interest and $31,197 for the amortization of the discount. As of December 31, 2023, $2,000,000 of principal and $7,890 of accrued interest is outstanding under the Alco December Promissory Note recorded in note payable – related party on the consolidated balance sheets.
In connection with the issuance of the Alco December Promissory Note, the Company, 7GC and the Sponsor entered into a share transfer agreement (the “December 2023 Share Transfer Agreement”, together with the November 2023 Share Transfer Agreement and Alco October Share Transfer Agreement, the “Alco Share Transfer Agreements”) with Alco Investment Company, pursuant to which for each $10.00 in principal borrowed under the December 2023 Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to 600,000. Pursuant to the December Share 2023 Transfer Agreement, the shares are subject to an
180-day
lock-up
period upon issuance of the shares.
For the Alco Share Transfer Agreements, the Company considered the guidance under ASC 815, Derivatives and Hedging, and determined that the Investor Shares underlying each of the Share Transfer Agreements described above, met the definition of a freestanding financial instrument and are not precluded from being considered indexed to the Company’s common stock. The Company determined that these shares represent a freestanding equity contract issued to the lender, resulting in a discount recorded on the notes when they are issued.

Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized if the contracts continue to be classified in equity. The measurement of fair value was determined utilizing various put option models in estimating the discount lack of marketability (the “DLOM”) applied to the public share price as the shares underlying each of the Share Transfer Agreements are subject to a lock-up
period pursuant to each agreement, to estimate the fair value of the shares transferred. Option pricing models assume that the cost to purchase a stock option relates directly to the measurement of the DLOM. The logic behind these models is that investors may be able to quantify this price risk, due to lack of marketability, over a particular holding period where price volatility is usually estimated as a proxy for risk. The inputs and assumptions utilized in the fair value estimation included the Company’s stock price on the measurement date, a DLOM as described above, the number of shares pursuant to each Share Transfer Agreement, and a probability weighted factor for the Company’s expected percentage of completing its Business Combination, at each Share Transfer Agreement date.
For the Alco September Promissory Note, of which $1,000,000 was drawn on September 13, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 272 days (approximately 0.77 years) measured from the date of issuance of the $1,000,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.3%. The put option models provided a DLOM range of 10.7% to 16.0% and the concluded DLOM was estimated to be 12.5%. The Company’s expected percentage of completing the Merger on this date was 80%.
For the remaining $500,000 drawn on the Alco September Promissory Note on October 3, 2023, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 252 days (approximately 0.72 years) measured from the date of issuance of the remaining $500,000 of proceeds under the September Note through the issuance of the shares under the Alco October Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 52.0%; and a risk-free rate commensurate with the term of 5.4%. The put option models provided a DLOM range of 10.0% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 80%.
For the Alco November Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 208 days (approximately 0.60 years) measured from the issuance date of the November Note through the issuance of the shares under the November 2023 Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 54.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 9.5% to 15.0% and the concluded DLOM was estimated to be 11.5%. The Company’s expected percentage of completing the Merger on this date was 100%.
For the Alco December Promissory Note, the DLOM was estimated using the put option models described above and the following assumptions: a holding period for the shares of 180 days (approximately 0.49 years) measured from the issuance date of the December Note through the issuance of the shares under the December 2023 Share Transfer Agreement on December 14, 2023 at which time the
180-day
lock-up
period commenced; a
re-levered
equity volatility estimated using guideline public companies of 47.0%; and a risk-free rate commensurate with the term of 5.2%. The put option models provided a DLOM range of 7.5% to 12.0% and the concluded DLOM was estimated to be 9.0%. The Company’s expected percentage of completing its Business Combination on this date was 100%.
Modification of Alco September Promissory Note
In December 2023, the September 2023 Alco Promissory Note was amended to extend the maturity date to September 30, 2024. Alco is a related party to the Company due to its ownership of over 10% of the issued equity of the Company. The Company evaluated the terms of the Amendment in accordance with ASC
470-60,
Troubled Debt Restructurings, and ASC
470-50,
Debt Modifications and Extinguishments. The Company determined that the Company was granted a concession by the lender based on the decrease of the effective borrowing rate resulting from the First Amendment. Accordingly, the Company accounted for the Amendment as a troubled debt restructuring. As a result, the Company accounted for the troubled debt restructuring by calculating a new effective interest rate for the Amendment based on the carrying amount of the debt and the present value of the revised future cash flow payment stream. The troubled debt restructuring did not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense to be recognized in future periods.
Promissory Notes—7GC
The Company assumed two promissory notes in connection with the Merger which remained outstanding as of December 31, 2023. The promissory notes were issued on December 21, 2022 for a principal amount of $2,300,000 (“December 2022 7GC Note”) and on October 3, 2023 for a principal amount of $250,000 (“October 2023 7G Note, together with the December 2022 7GC Note, the “7GC Promissory Notes”). The 7GC Promissory Notes were issued to the Sponsor, 7GC & Co. Holdings LLC. The 7GC Promissory Notes do not bear interest and were repayable in full upon the earlier of the consummation of a business combination or the date the Company liquidates the trust account (the “Trust Account”) established in connection with the Company’s initial public offering (the “IPO”) upon the failure of the Company to consummate a business combination within the requisite time period. Under the original terms of the 7GC Promissory Notes, the Sponsor has the option, but not the obligation, to convert the principal balance of the Note, in whole or in part, into that number of shares of Class A common stock, $0.0001 par value per share, of the Company equal to the principal amount of the Note so converted divided by $10.00. As of December 31, 2023 and the Merger date, $2,550,000 was outstanding under the 7GC Promissory Notes. The combined balance of the outstanding amount of $2,550,000 offset by the effect of the modification as discussed below of $9,909 results in the $2,540,091 balance recorded on Consolidated Balance Sheets in Convertible notes—related party. See
Note 6—Related Party Transactions
for further details of these transactions and associated balances and
Note 21—Subsequent Events
for details related to the subsequent conversion of the 7GC Promissory Notes, in 2024.
Modification of Promissory Notes—7GC
On December 12, 2023, in connection with the Merger, the Sponsor came to a non-binding
agreement (“First Amendment”) with the Company to amend the optional conversion provision of the 7GC Promissory Notes. The First Amendment provided that the holder has the right to elect to convert up to the full amount of the principal balance of the 7GC Promissory Notes, in whole or in part, 30 days after the closing of the Merger (the “Closing”) at a conversion price equal to the average daily VWAP of the Class A Common Stock for the 30 trading days following the Closing. This amendment was deemed to be a debt modification in accordance with ASC 470, Debt, which will be accounted for prospectively. Modification does not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future. Pursuant to ASC 470, if the modification or exchange of a convertible debt instrument is not accounted for as an extinguishment, the accounting for the change in the fair value of the embedded conversion option which increases the value of the embedded conversion option (calculated as the difference between the fair value of the embedded conversion option immediately before and after the modification or exchange) is recorded as a reduction to the carrying amount of the 7GC Promissory Notes with a corresponding increase to additional paid in capital. At the time of modification, it was determined the embedded conversion option value increased by $9,909 and was recorded as a reduction to the carrying amount of the 7GC Promissory Notes which are recorded on the Consolidated Balance Sheets in Convertible notes—related party.
Convertible Promissory Notes (Yorkville)
On December 14, 2023, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors
Global, LP (“Yorkville”), (refer to
Note 18—Equity
for further details), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $3,500,000, $2,000,000 of which was funded at the Closing in exchange for the issuance by the Company of a Convertible Promissory Note (the “Yorkville Convertible Note”) and $1,500,000 of which (the “Second Tranche”) will be funded upon the effectiveness of a registration statement for the resale under the Securities Act by Yorkville of the shares of Class A common stock issued under the SEPA pursuant to an Advance requested to be included in such registration statement; provided that if at the time of the initial filing of the registration statement, shares issuable under the Exchange Cap multiplied by the closing price on the day prior to such filing is less than $7,000,000, the Second Tranche will be further conditioned upon the Company obtaining stockholder approval to exceed the Exchange Cap. The registration statement was declared effective on February 14, 2024, and the value of shares issuable upon the initial filing of the registration statement was less than $7,000,000. On March 25, 2024 the Company obtained stockholder approval to exceed the Exchange Cap and the Second Tranche was funded.
The Company received net proceeds of $1,800,000 million after a non-cash
original issue discount of $
.2
 million.
The Yorkville Convertible Note has a maturity date of June 14, 2024, and accrues interest at 0% per annum, subject to an increase to 18% per annum upon events of default as defined in the agreement. As of December 31, 2023, no events of default have occurred.
Additionally, Yorkville has the right to convert any portion of the outstanding principal into shares of Class A common stock at any time. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by Yorkville) divided by the Conversion Price (as defined in the Standby Equity Purchase Agreement disclosure below). Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 9.99% of the total number of shares of Class A common stock outstanding after giving effect to such conversion.
Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 10% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Class A common stock is less than the Fixed Price.
Upon the occurrence of certain triggering events, as defined in the Yorkville Convertible Note agreement (each an “Amortization Event”), the Company may be required to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. See
Note 21—Subsequent Events
for details related to the receipt by the Company of a an amortization event waiver, from Yorkville, in January, 2024.
As of December 31, 2023, the principal amount outstanding under the Yorkville Convertible Note is $2 million. During the year ended December 31, 2023, the Company recorded interest expense of $0 in connection with the Yorkville Convertible Note.
The Yorkville Convertible Note is required to be measured at fair value pursuant to ASC 480
Distinguishing Liabilities from Equity
(“ASC 480”) at the date of issuance, December 14, 2023, and in subsequent reporting periods, due to the variable share-settled feature described above in which, if converted, the value to be received by Yorkville fluctuates based on something other than the fair value of the Company’s common stock. The fair value of the Yorkville Convertible Note as of December 14, 2023 and December 31, 2023 was $1,800,000 and $1,766,000, respectively. The Company used a Monte Carlo simulation model in order to determine the Yorkville Convertible Note’s fair value at December 14, 2023, with the following inputs: the fair value of the Company’s common stock of $10.96 on the issuance date, estimated equity volatility of 43%, the time to maturity of 0.5 years, a discounted market interest rate of 14.9%, a risk free rate of 5.30%, and probability of optional redemption 10.0%.
During the year ended December 31, 2023, the Company recorded a gain of $34,000 related to the change in fair value of the Yorkville Convertible Note liability. The Company used a Monte Carlo simulation model in order to determine the Yorkville Convertible Note’s fair value at December 31, 2023, with the following inputs: the fair value of the Company’s common stock of $1.88 on December 31, 2023, estimated equity volatility of 71%, the time to maturity of 0.46 years, a discounted market interest rate of 14%, a risk free rate of 5.28%, and probability of optional redemption 10.0%.
Term and Convertible Notes (CP BF)
On February 19, 2021, the Company entered into a loan agreement with CP BF Lending, LLC (“CP BF”) for $8,000,000 (the “Loan Agreement”). The Loan Agreement was comprised of a Term Note for $6,500,000 and a Convertible Note for $1,500,000, with the option upon the request of the Company for Additional Loan (“Additional Loan”) principal amount of up to $7,000,000, evidenced by additional notes with 81.25% of the principal amount of such Additional Loan being evidenced by a Term Note, and 18.75% of the principal amount of such an Additional Loan being evidenced by a Convertible Note. The Term Note bears cash interest at a rate of 14% per annum paid monthly and accrued interest payable-in-kind
(“PIK”) cumulatively at 1.5% per annum. The outstanding principal balance of the Term Note together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on February 19, 2025 (“Loan Maturity Date”). The Convertible Note accrues PIK interest cumulatively at a rate of 15.5% per annum, and is convertible into Class A Common Stock upon Qualified Financing (as defined in the agreement), upon a Change of Control (as defined in the agreement), upon Prepayment, or at Maturity at a fixed conversion price. If not sooner converted or prepaid, the Convertible Note principal together with accrued and unpaid interest thereon, unpaid fees and expenses and any other Obligations then due, shall be paid on the Loan Maturity Date. Upon the occurrence, and during the continuance, of an Event of Default (as defined in the agreement), interest on the Term Note will bear cash interest at a per annum rate of 20% (“Default Rate”) and no PIK interest shall accrue at any time during an Event of Default and the Convertible Note will bear PIK Interest at a per annum at the Default Rate.
Additionally, the Company may voluntarily prepay the Principal of the Loans, in accordance with their terms, in whole or in part at any time. On the date of any such prepayment, the Company will owe to Lender: (i) all accrued and unpaid Cash Interest with respect to the principal amount so prepaid through the date the prepayment is made; (ii) if such prepayment is prior to the twelve-month anniversary of the Closing Date, all unpaid interest (including for the avoidance of doubt, PIK Interest and Cash Interest) with respect to the principal amount so prepaid that would have been due and payable on or prior to the twelve-month anniversary of the Closing Date had the Loans remained outstanding until such twelve-month anniversary date (the “Yield Maintenance Premium”); (iii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the Loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the Loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iv) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid.
The Loan Agreement contains customary covenants, including restrictions on the Company’s ability to incur indebtedness, grant liens or security interest on assets, make acquisitions, loans, advances or investments, or sell or otherwise transfer assets, among others. The Loan Agreement also contains other financial covenants related to minimum gross profit margin, minimum ARR (Annual Recurring Revenue) growth rate, and fixed charge ratio, among other financial covenants per the terms of the Loan Agreement. The Loan Agreement is secured by a first-priority Lien (subject to Permitted Liens) on and security interest in the Collateral pursuant to the terms of the Collateral Documents. The Loan Agreement named Joseph Davy, CEO, as Guarantor, and per the term of the
Loan Agreement, he is willing to guarantee the full payment, performance and collection of all of the Credit Parties’ obligations thereunder and under the Loan Agreement, all as further set forth therein.
For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Upon the occurrence of an Event of Default, and at any time thereafter unless and until such Event of Default has been waived by CP BF or cured to the satisfaction of Lender, subject to the exercise of customary commercial underwriting standards in determining such satisfaction, Lender may, without notice or demand to the Credit Parties declare the unpaid principal of and any accrued interest shall be immediately due and payable. While the Company and the Lender are engaged in good faith discussions to resolve these matters, no agreement to resolve such matters has been reached and all of the Loans remain in default for the reasons stated above, and the Lender is not presently exercising remedies, which the Lender reserves the right to so do at any time.
On February 19, 2021, the Company capitalized $310,589 and $71,674 of costs associated with the issuance of the Term Note and Convertible Notes, respectively, and amortizes these costs to interest expense over the term of the debt, using the effective interest method. The capitalized debt issuance costs are presented as a reduction of the carrying value of the Term Note and Convertible Notes.
The embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together, as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $3,000. Subsequent changes in fair value of the feature will be recognized as a gain or loss in the Consolidated Statement of Operations. The fair value of the bifurcated derivative liability was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative (See
Note 8—Fair Value Measurements
).
On October 10, 2022 the Loan Agreement was amended, where CP BF waived payment by the Company of four months of cash interest with respect to the Term Note in replacement for a Convertible Note (“First Amendment Convertible Note”) in the principal amount of $321,345, which is not considered an Additional Loan as defined above. The First Amendment Convertible Note has the same features as the Convertible Note described above.
Discounts to the principal amounts, relating to the debt issuance costs and embedded features, are included in the carrying value of the Convertible Notes and amortized to interest expense over the remaining term of the underlying debt. During 2022, the Company recorded a $2,000 debt discount upon issuance of the Convertible Notes. For the year ended December 31, 2023, interest expense on the Term Note totaled $1,140,106, comprised of $1,058,230 of contractual interest and $81,876 for the amortization of the discount. The effective interest rate for the Term Note was 16% for years ended December 31, 2023 and 2022. For the year ended December 31, 2023, interest expense on the Convertible Notes totaled $422,507, comprised of $395,575 of contractual interest and $26,932 for the amortization of the discount. The effective interest rate for the CP BF Convertible Note and First Amendment Convertible Note was 16% for the years ended December 31, 2023 and 2022. For the year ended December 31, 2022, interest expense on the Term Note totaled $1,110,296, comprised of $1,042,291 of contractual interest and $68,006 for the amortization of the discount. For the year ended December 31, 2022, interest expense on the Convertible Notes totaled $319,743, comprised of $303,121 of contractual interest and $16,622 for the amortization of the discount.
The Company utilizes a combination of scenario-based methods and Black-Scholes option pricing models to determine the average share count outstanding at conversion and the simulated price per share for the Company as of the valuation date. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
Modification of Term and Convertible Notes (CP BF)
On August 24, 2023, the Company entered into a forbearance agreement (the “Forbearance Agreement”) with CP BF Lending. Under the terms of this Forbearance Agreement, and as a result of the Company’s non-compliance
with certain covenants of its Loan Agreement with CP BF, CP BF agreed to (i) amend certain provisions of the Loan Agreement to clarify the treatment of the Merger with 7GC under the Loan Agreement, (ii) consent to the consummation of the Merger Agreement with 7GC and (iii) forbear from exercising any of its rights and remedies under the Loan Agreement with the Company from the effective date of the Forbearance Agreement until the earlier of (a) the four-month anniversary of the closing of the Merger if the Merger is closed on or prior to December 29, 2023, (b) December 29, 2023 if the Merger is not consummated on or prior to December 29, 2023 or (c) the date on which any Termination Event (as defined within the Forbearance Agreement) shall have occurred. In connection with the Forbearance Agreement, CP BF and the Company also agreed to amend and restate CP BF’s existing convertible promissory notes (the “A&R CP BF Notes”) so that they may remain outstanding following the closing of the Merger and, at CP BF’s option, be convertible into Class A shares of the combined company.
On December 14, 2023, the Company entered into the First Amendment to the Forbearance Agreement with the Lender. In particular, the Company agreed to pay the Lender an amount in cash equal to $23,748 (the “Amendment Fee”) on the execution date to extend the forbearance period from the four-month anniversary of the closing of the Merger to the six-month
anniversary of the closing of the Merger. This amendment was deemed to be a debt modification in accordance with ASC 470, Debt, which will be accounted for prospectively. Modification does not result in recognition of a gain or loss in the consolidated statement of operations but does impact interest expense recognized in the future.
The following table presents the CP BF convertible notes as of December 31, 2023:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(41,983)

Carrying value of the CB BF convertible notes	1,779,362
Accrued interest	914,479

Total CB BF convertible notes and accrued interest	$2,693,841

The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)

Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904

Total CB BF convertible notes and accrued interest	$2,276,534

The following table presents the CP BF term note as of December 31, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(129,586)

Carrying value of the CB BF term note	6,370,414
Accrued interest	289,373

Total CB BF term note and accrued interest	$6,659,787

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)

Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962

Total CB BF term note and accrued interest	$6,494,051